EQUITY	6 Months Ended
Jun. 30, 2012
Stockholders' Equity Note Disclosure [Text Block]
NOTE 4. EQUITY

In April 2012 the Company purchased 9,125,500 of the Company’s common stock from an unrelated third party for $9,126.

During April 2012 the Company issued 210,000 shares of its common stock to an officer and employee of the Company in exchange for services rendered at a price of $0.02 per share.

During April, 2012 we sold 1,000,000 shares of our common stock to a group of private investors for $51,250.

In April 2012 we sold 8,367,850 shares of our common stock to our officers, directors and private investors for $173,902.  As of June 30, 2012 $13,500 was recorded as a receivable from a related party for their shares issued.

Between April 1, 2012 and June 30, 2012 we sold 4,462,935 shares of our common stock, to our directors and private investors for $3,124,051.

As a result of the foregoing, a change of control took place, and the Company’s ability to use any net operating losses for federal income tax purposes will be significantly restricted.